Other Expenses, Net - Summary of Other Expenses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Material income and expense [abstract]
Impairment losses and remeasurement of assets held for sale	$ (2,936)	$ (2,518)	$ (1,517)
Restructuring costs	(843)	(778)	(845)
Charitable contributions	(127)	(93)	(60)
Results from the sale of assets and others, net	91	1,719	(610)
Other expenses, net	$ (3,815)	$ (1,670)	$ (3,032)